Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Current Inventories

All figures in £ millions	2020	2019
Raw materials	5	5
Work in progress	2	2
Finished goods	116	155
Returns asset	6	7

	129	169